NATURE OF BUSINESS (Details) - $ / shares			12 Months Ended
	May. 21, 2015	Nov. 22, 2013	Dec. 31, 2015
NATURE OF BUSINESS [Abstract]
Common Stock, shares issued (in shares)		16,666,666
Share issue price (in dollars per share)		$ 15
Shares repurchased (in shares)	2,500,000		870,839
Average price of shares (in dollars per share)			$ 6.42